GOODWILL AND INTANGIBLE ASSETS - Additional Details (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Finite-lived asset, useful life (in years)	20 years
Amortization expense	$ 13,050,000	$ 12,968,000
Impairment of intangible assets	$ 0	$ 0
Finite-lived asset, weighted average useful life (in years)	13 years 1 month 6 days